BLACKROCK FUNDSSM

BlackRock Impact U.S. Equity Fund

(the “Fund”)

Supplement dated January 24, 2017 to the Fund’s

Summary Prospectus dated September 28, 2016

Effective immediately, the following change is made to the Fund’s Summary Prospectus:

The section entitled “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Travis Cooke, CFA	2015	Managing Director of BlackRock, Inc.

Shareholders should retain this Supplement for future reference.

SPRO-IUSE-0117SUP